Condensed Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Revision of Prior Period, Adjustment [Member]	Shares To Be Issued [Member]	Shares To Be Issued [Member] Revision of Prior Period, Adjustment [Member]	Treasury Stock, Common [Member]	Treasury Stock, Common [Member] Revision of Prior Period, Adjustment [Member]	Total	Revision of Prior Period, Adjustment [Member]
Balance at Feb. 28, 2021	$ 35,525		$ 11,057				$ 2,679,855		$ (5,119,824)				$ (42,454)		$ (2,435,841)
Balance, shares at Feb. 28, 2021	3,552,502		1,105,679										39,975
Common stock issued for director services	$ 4,000						44,000								48,000
Common stock issued for director services, shares	400,000
Forgiveness of related party debt							2,346,971								2,346,971
Common stock issued for services	$ 4,750						210,500								215,250
Common stock issued for services	475,000
Common stock and warrants sold for cash	$ 24,000						216,000								240,000
Common stock and warrants sold for cash, shares	2,400,000
Common stock issued for loans payable – related party	$ 3,187						156,163								159,350
Common stock issued for loans payable related party, shares	318,700
Conversion of preferred stock to common stock											1,699,146				$ 1,699,146
Conversion of preferred stock to common stock, shares
Net Loss									(2,073,390)						$ (2,073,390)
Balance at Feb. 28, 2022	$ 71,462	$ 71,462	$ 11,057	$ 11,057			5,653,489	$ (1,539,725)	(7,193,214)	$ (1,605,572)	1,699,146	$ 1,699,146	$ (42,454)	$ (42,454)	199,486	$ (1,406,086)
Balance, shares at Feb. 28, 2022	7,142,202	7,142,202	1,105,679	1,105,644									39,975	39,975
Conversion of preferred stock to common stock		$ 16,991		$ (11,057)				1,693,212				(1,699,146)
Conversion of preferred stock to common stock, shares	1,699,146		(1,105,644)
Net Loss										(101,603)					(101,603)	(101,603)
Balance at May. 31, 2022	$ 88,453						153,487		(1,707,175)				$ (42,454)		(1,507,689)
Balance, shares at May. 31, 2022	8,841,348												39,975
Balance at Feb. 28, 2022	$ 71,462	$ 71,462	$ 11,057	$ 11,057			5,653,489	(1,539,725)	(7,193,214)	(1,605,572)	1,699,146	1,699,146	$ (42,454)	$ (42,454)	199,486	(1,406,086)
Balance, shares at Feb. 28, 2022	7,142,202	7,142,202	1,105,679	1,105,644									39,975	39,975
Common stock issued for director services	$ 2,500						65,000								67,500
Common stock issued for director services, shares	250,000
Common stock issued for services	$ 2,500						65,000								67,500
Common stock issued for services	250,000
Common stock and warrants sold for cash	$ 110,000						550,000								660,000
Common stock and warrants sold for cash, shares	11,000,000
Conversion of preferred stock to common stock	$ 16,991		$ (11,057)				1,693,212				(1,699,146)
Conversion of preferred stock to common stock, shares	1,699,146		(1,105,679)
Net Loss									(597,305)						(597,305)
Common stock issued for officer compensation	$ 5,000						130,000								135,000
Common stock issued for officer compensation, shares	500,000
Common stock issued for services – related party	$ 5,000						130,000								135,000
Common stock issued for services related party, shares	500,000
Shares issued for pending acquisition	$ 260,898				$ 20,000		(280,898)
Shares issued for pending acquisition, shares	26,089,758				2,000,000
Balance at Feb. 28, 2023	$ 474,351	$ 474,351			$ 20,000	20,000	8,005,803	615,284	(7,790,519)	(1,918,702)			$ (42,454)	$ (42,454)	667,181	(851,521)
Balance, shares at Feb. 28, 2023	48,478,678				2,000,000								39,975
Net Loss										$ (115,085)					(115,085)	$ (115,085)
Balance at May. 31, 2023	$ 474,351				$ 20,000		$ 615,284		$ (2,033,787)				$ (42,454)		$ (966,606)
Balance, shares at May. 31, 2023	48,478,678				2,000,000								39,975